Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Trading
Trading Securities	$ 2,940	$ 1,337
Available-for-sale investments
Equity investments		5
Held-to-maturity investments
Severance investments	3	4
Loans and receivables
Accounts receivable	5,439	5,316
Long-term receivables included in other assets [note 14]	87	85
Total	5,526	5,401
Other financial liabilities
Bank indebtedness	25	30
Long-term debt (including portion due within one year)	2,557	995
Accounts payable	4,746	4,765
Total	7,328	5,790
Derivatives designated as effective hedges, measured at fair value, Assets	31	29
Derivatives designated as effective hedges, measured at fair value, Liabilities	(343)	(170)
Liabilities, Net Amounts	(313)	(142)
Derivatives designated as effective hedges, measured at fair value, Total	(312)	(142)
Foreign Exchange Contract [Member]
Other financial liabilities
Liabilities, Net Amounts	(312)	(141)
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Assets	27	21
Other Assets [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Assets	4	8
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Liabilities	(191)	(90)
Other Accrued Liabilities [Member] | Commodity Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Liabilities		(1)
Other Long-term Liabilities [Member] | Foreign Exchange Contract [Member]
Other financial liabilities
Derivatives designated as effective hedges, measured at fair value, Liabilities	(152)	(80)
Cash and Cash Equivalents [Member]
Trading
Trading Securities	2,863	1,249
Asset-backed Securities [Member]
Trading
Trading Securities	73	$ 88
Equity Investments [Member]
Trading
Trading Securities	$ 4